Ameritas Life Insurance Corp. Logo

                                                                 5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122

May 2, 2007

                                              Transmitted via EDGAR on 5-02-2007

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Attention: Filing Desk

RE:      Ameritas Life Insurance Corp. (Depositor)
         Ameritas Variable Separate Account V (Registrant)
         File No. 333-142486
         Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2007, for Ameritas Variable Separate Account V ("Separate Account"), File No. 333-142486, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp. on behalf of the Separate Account, hereby certifies that:

       1. The form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in the Separate Account's registration statement for File No. 333-142486 on Form N-6 filed with the SEC May 1, 2007; and

       2. The text of the Separate Account's registration statement for File No. 333-142486 on Form N-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers
Director and Associate General Counsel